Net Loss per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share
Basic and diluted net loss per share for the years ended December 31, 2023 and 2022 consisted of the following (in thousands, except for per share amounts):

	December 31, 2023	December 31, 2022
Numerator:
Net loss	$(75,843)	$(73,325)
Net loss income attributable to common stockholders, basic	(75,843)	(73,325)
Change in fair value of derivative liabilities, net of tax	—	7,350
Interest expense on convertible debentures, net of tax	—	(3,267)
Net loss income attributable to common stockholders, diluted(1)	(75,843)	(77,408)
Denominator:
Basic (2)
Weighted average common shares outstanding — basic	5,787	5,508
Basic net loss per share	$(13.11)	$(13.31)
Diluted (2)
Weighted average common shares outstanding from above	5,787	5,508
Add: dilutive effect of convertible debentures	—	304
Weighted average common shares outstanding	5,787	5,812
Diluted net loss per share	$(13.11)	$(13.32)
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(1)Net loss attributable to common stockholders, diluted during the year ended December 31, 2023, excludes adjustments related to the change in fair value of derivative liabilities, interest expense and amortization of discounts and issuance costs related to Convertible Debentures. Additionally, weighted average common shares outstanding, diluted as of the year ended December 31, 2023 excludes the if-converted shares related to Convertible Debentures. These adjustments were excluded from the calculation of diluted net loss per share as they would have an antidilutive effect (see Note 8 - Convertible Notes).
(2)Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
Potential ending shares outstanding that were excluded from the computation of diluted net loss per share because their effect was anti-dilutive in December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Contingent earn-out shares	547	547
Common stock public and private warrants	18,833	18,833
Restricted stock units	603	343
Stock options	23	52
If-converted common stock from convertible debt	280	280
Net Loss per Share
Basic and diluted net loss per share during the three and six months ended June 30, 2024 and 2023 consisted of the following (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(9,663)	$(23,578)	$(20,666)	$(47,909)
Net loss attributable to common stockholders, basic	(9,663)	(23,578)	(20,666)	(47,909)
Net loss attributable to common stockholders, diluted (1)	(9,663)	(23,578)	(20,666)	(47,909)
Denominator:
Basic (2)
Weighted average common shares outstanding, basic	7,864	5,700	6,986	5,667
Basic net loss per share	$(1.23)	$(4.14)	$(2.96)	$(8.45)
Diluted (2)
Weighted average common shares outstanding, diluted (1)	7,864	5,700	6,986	5,667
Diluted net loss per share	$(1.23)	$(4.14)	$(2.96)	$(8.45)
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(1)Net loss attributable to common stockholders, diluted during the three and six months ended June 30, 2024, excludes adjustments related to the change in fair value of derivative liabilities, interest expense and amortization of discounts and issuance costs related to the Convertible Debentures. Additionally, weighted average common shares outstanding, diluted as of the three and six months ended June 30, 2023 excludes the if-converted shares related to the Convertible Debentures. These adjustments were excluded from the calculation of diluted net loss per share as they would have an antidilutive effect (see Note 8 - Convertible Notes).
(2)Shares for the three and six months ended June 30, 2023 have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
Potential ending shares outstanding that were excluded from the computation of diluted net loss per share because their effect was anti-dilutive as of June 30, 2024 and 2023 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023 (1)	2024	2023 (1)
Contingent earn-out shares	547	547	547	547
Common stock underlying public and private warrants	628	628	628	628
Restricted stock units	402	722	402	722
Stock options	2	25	2	25
If-converted common stock from convertible debt	280	1,568	280	2,051
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(1)Shares for the three and six months ended June 30, 2023 have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.